Securities and Exchange Commission
Washington, DC 20549
Rule 23c-2 Notice of Intention to
Redeem Securities
of
Calamos Convertible Opportunities and Income Fund
2020 Calamos Court
Naperville, Illinois 60563
under the
Investment Company Act of 1940
Securities Act File No. 333-146945
Investment Company Act File No. 811-21080
The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.
(1)	Title of the class of securities of Calamos Convertible Opportunities and Income Fund (the “Trust”) to be redeemed.
Auction Market Preferred Shares, Liquidation Preference $25,000 per share, Series M (CUSIP #128117207), Series TU (CUSIP #128117306), Series W (CUSIP #128117405), Series TH (CUSIP #128117504), Series W28 (CUSIP #128117603), and Series TH7 (CUSIP #128117702) and Series F7 (CUSIP # 128117801) (the “AMPS”).
(2)	The securities are to be called or redeemed no earlier than on the following dates:

Series	Date

M	June 2, 2008
W	June 4, 2008
TH7	June 5, 2008
F7	June 8, 2008
W28	June 18, 2008
TU	June 24, 2008
TH	June 26, 2008
(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The AMPS are to be redeemed pursuant to Section 3(a)(i) of the Calamos Convertible Opportunities and Income Fund Statement of Preferences of Auction Market Preferred Shares.
(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:
The Trust intends to redeem, by lot (as determined by The Depository Trust Company), the number of outstanding AMPS set forth below:

Series	Number of Shares

M	2,040
TU	2,040
W	2,040
TH	2,040
W28	2,400
TH7	2,400
F7	2,400
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     Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, the Trust has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 19th day of May, 2008.

CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND
By:	/s/ Stathy Darcy
	Name:	Stathy Darcy
	Title:	Secretary